Summary of Significant Accounting Policies - Reverse Stock Splits, Cash, A/R, Inventory (Details) $ in Thousands		12 Months Ended
	Dec. 23, 2022	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Reverse stock split ratio	0.02
Cash and cash equivalents		$ 4,459	$ 1,053		$ 3,855
Restricted cash		100	100		100
Total cash, cash equivalents, and restricted cash in the consolidated statement of cash flows		4,559	$ 1,153	$ 4,667	3,955	$ 22,815
Allowance for excess and slow moving inventory		$ 1,000			$ 1,000
Minimum [Member]
Payment period for accounts receivable		30 days
Maximum [Member]
Payment period for accounts receivable		90 days